Share Capital - Reconciliation of the Movements in Group's Share Capital (Details) - shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of classes of share capital [line items]
Issued and fully paid at beginning of period (in shares)	76,351,279
Issuance of shares (in shares)	715,627
Issued and fully paid at end of period (in shares)	77,066,906
Issued and fully paid, excluding treasury shares (in shares)	71,738,314	70,290,886
Ordinary Shares of $0.001551 each
Disclosure of classes of share capital [line items]
Issued and fully paid at beginning of period (in shares)	72,221,843
Issuance of shares (in shares)	715,627
Issued and fully paid at end of period (in shares)	72,937,470
Deferred Shares of £0.000469 each
Disclosure of classes of share capital [line items]
Issued and fully paid at beginning of period (in shares)	4,129,436
Issuance of shares (in shares)	0
Issued and fully paid at end of period (in shares)	4,129,436